Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated August 29, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic Income Fund	3/1/2014
At the close of business on August 29, 2014 (the Effective Date), the following changes are made to the Fund's prospectus:
Information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section and the first three paragraphs under the same caption in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund has substantial exposure to fixed income/debt markets. The Fund has the flexibility to invest in any sector of the fixed income market and across the credit quality spectrum. The Fund may invest in U.S. Government bonds and notes (including those of its agencies and instrumentalities, and of government-sponsored enterprises), U.S. and international (including developed, developing and emerging markets) bonds and notes, investment grade corporate (or similar) bonds and notes, mortgage- and other asset-backed securities, high yield (i.e., junk) instruments, floating rate loans and other floating rate debt securities, inflation-protected/linked securities, convertible securities, cash/cash equivalents, as well as foreign government, sovereign and quasi-sovereign debt investments. The Fund's investments may include non-U.S. dollar denominated instruments. The Fund may also invest in preferred securities. The Fund does not seek to maintain a particular dollar-weighted average maturity or duration target.
The Fund may invest in derivatives, such as forward foreign currency contracts for investment and hedging purposes; futures (including bond futures for managing yield curve); swaps (including credit default swaps, credit default swap indexes and interest rate swaps for hedging purposes, and total return swaps for investment purposes); options (including options on listed futures for hedging purposes); and interest-only (IO) and principal-only (PO) bonds for investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the "to be announced" (TBA) market and those in a dollar roll transaction. The Fund also may invest in private placements.
Credit Risk is hereby superseded and replaced, Derivative Risk/Dollar Rolls Risk is hereby deleted and the other risks noted below are added under the caption "Principal Risks" in the "Summary of the Fund" section:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.
Credit Risk. Credit risk is the risk that the value of loans or fixed-income securities in the Fund's portfolio may or will decline or the borrower or the issuer will fail to pay interest or repay principal when due. The value of loans or fixed-income securities may decline because the borrower or the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain loans and fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called "high-yield" or "junk") have greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or securities, or if the ratings of loans or securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan adverse to the holders of the loan. Such actions may include invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund's operating expenses and adversely affect its NAV. Loans that have a lower priority for repayment in an issuer's capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.
Forward Commitments on Mortgage-backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the "to be announced" (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
The rest of the section remains the same.
As of the Effective Date, the "Average Annual Total Returns" table within the section of the Fund's Summary entitled "Performance Information" is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	04/21/1977
returns before taxes		-4.68%	8.05%	5.65%
returns after taxes on distributions		-6.95%	5.88%	3.33%
returns after taxes on distributions and sale of Fund shares		-2.16%	5.50%	3.47%
Class B returns before taxes	05/15/1992	-5.35%	8.05%	5.37%
Class C returns before taxes	07/01/1997	-1.47%	8.45%	5.52%
Class K returns before taxes	03/07/2011	0.20%	9.18%	6.20%
Class R returns before taxes	09/27/2010	-0.19%	8.94%	5.95%
Class R4 returns before taxes	11/08/2012	0.17%	9.14%	6.18%
Class R5 returns before taxes	03/07/2011	0.43%	9.33%	6.27%
Class W returns before taxes	09/27/2010	0.14%	9.14%	6.18%
Class Y returns before taxes	06/13/2013	0.34%	9.17%	6.19%
Class Z returns before taxes	01/29/1999	0.33%	9.42%	6.42%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		-2.02%	4.44%	4.55%
BofA Merrill Lynch U.S. Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)		7.37%	18.50%	8.37%
Citigroup Non-U.S. World Government Bond (All Maturities) Index – Unhedged (Citigroup Non U.S. WGBI – Unhedged) (reflects no deductions for fees, expenses or taxes)		-4.56%	2.27%	4.10%
J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) (reflects no deductions for fees, expenses or taxes)		-6.58%	11.52%	8.30%
Blended Benchmark (35% Barclays U.S. Aggregate Bond Index, 35% BofAML U.S. Cash Pay High Yield Constrained Index, 15% Citigroup Non-U.S. World Government Bond (All Maturities) Index - Unhedged (Citigroup Non U.S. WGBI - Unhedged), 15% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) (reflects no deductions for fees, expenses or taxes)		0.11%	10.03%	6.52%
Barclays U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)		-2.35%	4.40%	4.52%

Effective at the close of business on August 29, 2014, the Fund compares its performance to that of the Barclays U.S. Aggregate Bond Index (the New Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. The Fund has also made available, for performance comparison purposes, one or more other measures of performance for markets in which the Fund may invest. Information on the New Index and old benchmark will be included for a one-year transition period. Thereafter, only the New Index will be included.

Columbia Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti_SupplementTextBlock
Supplement dated August 29, 2014
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Strategic Income Fund	3/1/2014
At the close of business on August 29, 2014 (the Effective Date), the following changes are made to the Fund's prospectus:
Information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section and the first three paragraphs under the same caption in the "More Information About the Fund" section is hereby superseded and replaced with the following:
Under normal circumstances, the Fund has substantial exposure to fixed income/debt markets. The Fund has the flexibility to invest in any sector of the fixed income market and across the credit quality spectrum. The Fund may invest in U.S. Government bonds and notes (including those of its agencies and instrumentalities, and of government-sponsored enterprises), U.S. and international (including developed, developing and emerging markets) bonds and notes, investment grade corporate (or similar) bonds and notes, mortgage- and other asset-backed securities, high yield (i.e., junk) instruments, floating rate loans and other floating rate debt securities, inflation-protected/linked securities, convertible securities, cash/cash equivalents, as well as foreign government, sovereign and quasi-sovereign debt investments. The Fund's investments may include non-U.S. dollar denominated instruments. The Fund may also invest in preferred securities. The Fund does not seek to maintain a particular dollar-weighted average maturity or duration target.
The Fund may invest in derivatives, such as forward foreign currency contracts for investment and hedging purposes; futures (including bond futures for managing yield curve); swaps (including credit default swaps, credit default swap indexes and interest rate swaps for hedging purposes, and total return swaps for investment purposes); options (including options on listed futures for hedging purposes); and interest-only (IO) and principal-only (PO) bonds for investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the "to be announced" (TBA) market and those in a dollar roll transaction. The Fund also may invest in private placements.
Credit Risk is hereby superseded and replaced, Derivative Risk/Dollar Rolls Risk is hereby deleted and the other risks noted below are added under the caption "Principal Risks" in the "Summary of the Fund" section:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.
Credit Risk. Credit risk is the risk that the value of loans or fixed-income securities in the Fund's portfolio may or will decline or the borrower or the issuer will fail to pay interest or repay principal when due. The value of loans or fixed-income securities may decline because the borrower or the issuer of the security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain loans and fixed-income securities to indicate their credit risk. Lower quality or unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities. Non-investment grade loans or fixed-income securities (commonly called "high-yield" or "junk") have greater price fluctuations and are more likely to experience a default than investment grade loans or securities and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or securities, or if the ratings of loans or securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan adverse to the holders of the loan. Such actions may include invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund's operating expenses and adversely affect its NAV. Loans that have a lower priority for repayment in an issuer's capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.
Forward Commitments on Mortgage-backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the "to be announced" (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to counterparty risk.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Preferred Stock Risk. Preferred stock is a type of stock that generally pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (i.e., the risk of losses attributable to changes in interest rates).
The rest of the section remains the same.
As of the Effective Date, the "Average Annual Total Returns" table within the section of the Fund's Summary entitled "Performance Information" is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class A	04/21/1977
returns before taxes		-4.68%	8.05%	5.65%
returns after taxes on distributions		-6.95%	5.88%	3.33%
returns after taxes on distributions and sale of Fund shares		-2.16%	5.50%	3.47%
Class B returns before taxes	05/15/1992	-5.35%	8.05%	5.37%
Class C returns before taxes	07/01/1997	-1.47%	8.45%	5.52%
Class K returns before taxes	03/07/2011	0.20%	9.18%	6.20%
Class R returns before taxes	09/27/2010	-0.19%	8.94%	5.95%
Class R4 returns before taxes	11/08/2012	0.17%	9.14%	6.18%
Class R5 returns before taxes	03/07/2011	0.43%	9.33%	6.27%
Class W returns before taxes	09/27/2010	0.14%	9.14%	6.18%
Class Y returns before taxes	06/13/2013	0.34%	9.17%	6.19%
Class Z returns before taxes	01/29/1999	0.33%	9.42%	6.42%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		-2.02%	4.44%	4.55%
BofA Merrill Lynch U.S. Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)		7.37%	18.50%	8.37%
Citigroup Non-U.S. World Government Bond (All Maturities) Index – Unhedged (Citigroup Non U.S. WGBI – Unhedged) (reflects no deductions for fees, expenses or taxes)		-4.56%	2.27%	4.10%
J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) (reflects no deductions for fees, expenses or taxes)		-6.58%	11.52%	8.30%
Blended Benchmark (35% Barclays U.S. Aggregate Bond Index, 35% BofAML U.S. Cash Pay High Yield Constrained Index, 15% Citigroup Non-U.S. World Government Bond (All Maturities) Index - Unhedged (Citigroup Non U.S. WGBI - Unhedged), 15% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) (reflects no deductions for fees, expenses or taxes)		0.11%	10.03%	6.52%
Barclays U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)		-2.35%	4.40%	4.52%

Effective at the close of business on August 29, 2014, the Fund compares its performance to that of the Barclays U.S. Aggregate Bond Index (the New Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. The Fund has also made available, for performance comparison purposes, one or more other measures of performance for markets in which the Fund may invest. Information on the New Index and old benchmark will be included for a one-year transition period. Thereafter, only the New Index will be included.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund has substantial exposure to fixed income/debt markets. The Fund has the flexibility to invest in any sector of the fixed income market and across the credit quality spectrum. The Fund may invest in U.S. Government bonds and notes (including those of its agencies and instrumentalities, and of government-sponsored enterprises), U.S. and international (including developed, developing and emerging markets) bonds and notes, investment grade corporate (or similar) bonds and notes, mortgage- and other asset-backed securities, high yield (i.e., junk) instruments, floating rate loans and other floating rate debt securities, inflation-protected/linked securities, convertible securities, cash/cash equivalents, as well as foreign government, sovereign and quasi-sovereign debt investments. The Fund's investments may include non-U.S. dollar denominated instruments. The Fund may also invest in preferred securities. The Fund does not seek to maintain a particular dollar-weighted average maturity or duration target.
The Fund may invest in derivatives, such as forward foreign currency contracts for investment and hedging purposes; futures (including bond futures for managing yield curve); swaps (including credit default swaps, credit default swap indexes and interest rate swaps for hedging purposes, and total return swaps for investment purposes); options (including options on listed futures for hedging purposes); and interest-only (IO) and principal-only (PO) bonds for investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the "to be announced" (TBA) market and those in a dollar roll transaction. The Fund also may invest in private placements.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2013)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective at the close of business on August 29, 2014, the Fund compares its performance to that of the Barclays U.S. Aggregate Bond Index (the New Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. The Fund has also made available, for performance comparison purposes, one or more other measures of performance for markets in which the Fund may invest. Information on the New Index and old benchmark will be included for a one-year transition period. Thereafter, only the New Index will be included.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Effective at the close of business on August 29, 2014, the Fund compares its performance to that of the Barclays U.S. Aggregate Bond Index (the New Index). The Fund's investment manager made this recommendation to the Fund's Board of Trustees because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund's performance in light of the changes made to the Fund's principal investment strategies. The Fund has also made available, for performance comparison purposes, one or more other measures of performance for markets in which the Fund may invest. Information on the New Index and old benchmark will be included for a one-year transition period. Thereafter, only the New Index will be included.
Columbia Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.68%)
5 Years	rr_AverageAnnualReturnYear05	8.05%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 1977
Columbia Strategic Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.35%)
5 Years	rr_AverageAnnualReturnYear05	8.05%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1992
Columbia Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.47%)
5 Years	rr_AverageAnnualReturnYear05	8.45%
10 Years	rr_AverageAnnualReturnYear10	5.52%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1997
Columbia Strategic Income Fund | Class K
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.20%
5 Years	rr_AverageAnnualReturnYear05	9.18%
10 Years	rr_AverageAnnualReturnYear10	6.20%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2011
Columbia Strategic Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.19%)
5 Years	rr_AverageAnnualReturnYear05	8.94%
10 Years	rr_AverageAnnualReturnYear10	5.95%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Strategic Income Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.17%
5 Years	rr_AverageAnnualReturnYear05	9.14%
10 Years	rr_AverageAnnualReturnYear10	6.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 08, 2012
Columbia Strategic Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.43%
5 Years	rr_AverageAnnualReturnYear05	9.33%
10 Years	rr_AverageAnnualReturnYear10	6.27%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 07, 2011
Columbia Strategic Income Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.14%
5 Years	rr_AverageAnnualReturnYear05	9.14%
10 Years	rr_AverageAnnualReturnYear10	6.18%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2010
Columbia Strategic Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	9.17%
10 Years	rr_AverageAnnualReturnYear10	6.19%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 13, 2013
Columbia Strategic Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.33%
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 29, 1999
Columbia Strategic Income Fund | returns after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.95%)
5 Years	rr_AverageAnnualReturnYear05	5.88%
10 Years	rr_AverageAnnualReturnYear10	3.33%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 1977
Columbia Strategic Income Fund | returns after taxes on distributions and sale of Fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.16%)
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	3.47%
Share Class Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 1977
Columbia Strategic Income Fund | Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Columbia Strategic Income Fund | BofA Merrill Lynch U.S. Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	18.50%
10 Years	rr_AverageAnnualReturnYear10	8.37%
Columbia Strategic Income Fund | Citigroup Non-U.S. World Government Bond (All Maturities) Index – Unhedged (Citigroup Non U.S. WGBI – Unhedged) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.56%)
5 Years	rr_AverageAnnualReturnYear05	2.27%
10 Years	rr_AverageAnnualReturnYear10	4.10%
Columbia Strategic Income Fund | J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.58%)
5 Years	rr_AverageAnnualReturnYear05	11.52%
10 Years	rr_AverageAnnualReturnYear10	8.30%
Columbia Strategic Income Fund | Blended Benchmark (35% Barclays U.S. Aggregate Bond Index, 35% BofAML U.S. Cash Pay High Yield Constrained Index, 15% Citigroup Non-U.S. World Government Bond (All Maturities) Index - Unhedged (Citigroup Non U.S. WGBI - Unhedged), 15% J.P. Morgan Emerging Markets Bond Index Global (EMBI Global) (reflects no deductions for fees, expenses or taxes)

Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.11%
5 Years	rr_AverageAnnualReturnYear05	10.03%
10 Years	rr_AverageAnnualReturnYear10	6.52%
Columbia Strategic Income Fund | Barclays U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.35%)
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	4.52%